Financial guarantee liabilities and financial guarantee assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year	¥ 20,260		¥ 101,933	¥ 15,537
Fair value of financial guarantee liabilities upon the inception of new loans	20,511		56,810	493,799
Release of financial guarantee liabilities upon repayment	(27,035)		(138,483)	(407,403)
Contingent liabilities	0		0	0
Balance at the end of the year	¥ 13,736	$ 2,155	¥ 20,260	¥ 101,933